ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES

The following table summarizes accounts payable and other accrued liabilities as of December 31, 2019 and 2018:

	2019	2018
Accounts payable	$8,730,624	$7,528,003
Operating lease liability-current portion	1,423,610	—
Accrued payroll	715,658	877,180
State and local taxes	912,062	1,073,649
Other accrued expenses	639,140	1,076,081
Total	$12,421,094	$10,554,913